INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Schedule of Current Inventory

As at December 31
($ millions)	2021	2020
Crude oil and NGL	276	127
Materials, supplies and other	100	94
Total inventory	376	221